Description of Plan - Additional Information (Details) - EBP 014 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan automatic deferral rate	3.00%
Employee benefit plan participant contribution rate	65.00%
Employee benefit plan participant contribution automatic increased rate	1.00%
Employee benefit plan participant contribution amount	$ 23,500
Employee benefit plan catch-up contribution limit	$ 7,500
Employee benefit plan employer contribution matching percentage	50.00%
Employee benefit plan employer contribution matching amount	$ 1,847,070
Employee benefit plan applicable forfeiture balances against fourth quarter	225,000
Employee benefit plan maximum annual catch up contribution limit for participants amount	11,250
Employee benefit plan forfeited balance due	$ 536,854
Employee benefit plan vesting percentage	100.00%
Employee benefit plan forfeiture balances	$ 235,000	$ 236,000
Employee benefit plan minimum loan amount	$ 1,000
Employee benefit plan maximum borrowing percentage	50.00%
Employee benefit plan maximum loan amount	$ 50,000
Employee benefit plan note receivable from participants interest rate	2.00%
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan participant contribution automatic increased rate	5.00%
Employee benefit plan employer contribution maximum matching percentage of employee	5.00%